ACCRUED EXPENSES AND OTHER LIABILITIES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
ACCRUED EXPENSES AND OTHER LIABILITIES
Tax payable	¥ 562,839		¥ 250,445
Accrued payroll and welfare	403,104		538,910
Payable to investors (i)	147,864		124,147
Accrued advertisement expenses	58,707		77,205
Guarantee liabilities	51,766		42,934
Funds collected on behalf of third-party guarantee companies	18,766		20,048
Accrued customer incentives	5,024		25,967
Others	66,936		103,127
Total accrued expenses and other liabilities	¥ 1,315,006	$ 190,658	¥ 1,182,783